Note 17 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lease, Cost [Table Text Block]
Operating
Weighted average remaining term (years)	14.6
Weighted average discount rate	2.90%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Undiscounted cash flows due (In thousands):	Operating
2022	$213
2023	219
2024	222
2025	219
2026	225
2027 and thereafter	1,847
Total undiscounted cash flows	2,945
Discount on cash flows	(561)
Total lease liabilities	$2,384